Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents

5. Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and term deposits with a remaining term to maturity of three months or less as follows:

	December 31 2020 $	December 31 2019 $
Cash	10,096,205	1,450,624
Term deposits	—	14,500,000
	10,096,205	15,950,624